Investment Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Income [abstract]
Interest income	¥ 156,925	¥ 149,669	¥ 129,514